Property, Plant, and Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, plant, and equipment, net as of December 31, 2016 and 2015 consisted of the following:
	2016	2015
Land and land improvements	$34,422	$36,904
Buildings	122,675	110,258
Machinery and equipment	217,264	185,962
Tooling, dies, patterns, etc.	42,935	35,830
Office furniture and equipment	26,557	23,079
Other	9,792	8,695
Construction in progress	50,825	44,438
	504,470	445,166
Accumulated depreciation	(146,079)	(104,401)
Property, plant and equipment, net	$358,391	$340,765